Operating Expenses Before Credit Impairment Losses, Provisions and Charges	6 Months Ended
Jun. 30, 2019
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Operating Expenses Before Credit Impairment Losses, Provisions and Charges

4. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

	Half year to 30 June 2019 £m	Half year to 30 June 2018 £m
Staff costs	653	693
Other administration expenses	354	411
Depreciation, amortisation and impairment	260	181

	1,267	1,285